Plants, Equipment And Facilities	12 Months Ended
Dec. 31, 2011
Plants, Equipment And Facilities [Abstract]
Plants, Equipment And Facilities
8.	PLANTS, EQUIPMENT AND FACILITIES

December 31,	2011	2010
Land and land improvements	$71.6	$79.5
Buildings	340.4	312.8
Machinery and equipment	1,291.9	1,267.3
Construction in progress	235.3	277.9

Plants, equipment and facilities, at cost	$1,939.2	$1,937.5

The average composite depreciation rates utilized in the U.S. and Canada, expressed as a percentage of the average depreciable property in service, were 4.7% in 2011, 4.5% in 2010, and 4.6% in 2009. Gross cost of the assets depreciated under the composite method in the U.S. and Canada totaled $854.1 and $1,278.0 as of December 31, 2011 and 2010, respectively, with $408.3 included in non-current assets held for sale at December 31, 2010, and the remainder included in plants, equipment and facilities, at cost. Depreciation is calculated using the straight line depreciation method for assets at the remainder of our locations.

Following are the depreciable lives for our assets under the composite and straight-line methods:

Category	Composite Depreciation	Straight-line Depreciation
Buildings	31 years	20 - 33 years
Machinery and equipment	5 - 18 years	3- 15 years